Note 12 - Changes in fair value of financial assets attributable to movements in counterparty credit risk (Detail) - Changes in fair value of of financial assets attributable to movements in couterparty credit risk [Member] - EUR (€)
€ in Millions
	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Changes in fair value of financial assets attributable to movements in couterparty credit risk [line items]
Notional value of financial assets exposed to credit risk	€ 136	€ 439
Annual change in the fair value reflected in the Statement of Income	1	(8)
Cumulative change in the fair value	0	8
Notional of credit derivatives used to mitigate credit risk	98	166
Annual change in the fair value reflected in the Statement of Income	0	8
Cumulative change in the fair value	€ 0	€ 8